Note 5 - Concentrations (Details)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013 TwoCustomers [Member] Customer Concentration Risk [Member] Accounts Receivable [Member]	Dec. 31, 2013 TwoCustomers [Member] Accounts Receivable [Member]	Mar. 31, 2013 Three Customers [Member] Customer Concentration Risk [Member] Sales [Member]	Dec. 31, 2013 Three Customers [Member] Accounts Receivable [Member]	Mar. 31, 2014 Four Customers [Member] Customer Concentration Risk [Member] Sales [Member]	Mar. 31, 2014 Four Customers [Member] Customer Concentration Risk [Member] Accounts Receivable [Member]	Dec. 31, 2013 Development Construction And Electricity Sales [Member] Sales [Member]	Dec. 31, 2011 Sales Revenue, Product Line [Member]
Note 5 - Concentrations (Details) [Line Items]
Concentration Risk, Percentage	64.00%	64.00%	65.00%	48.00%	63.00%	59.00%	55.00%	49.00%
Concentration Risk, Customer							three	two